Segment Information	12 Months Ended
May 31, 2021
Segment Reporting [Abstract]
Segment Information
23.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. The Group identified seven operating segments, including
K-12
AST, test preparation and other courses, primary and secondary school education, online education, content development and distribution, overseas study consulting services, pre-school
education and study tour. During the years ended May 31, 2019 and 2020, the Group identified
K-12
AST, test preparation and other courses, as a reportable segment. Online education, content development and distribution, overseas study consulting services, pre-school
education, primary and secondary school education and study tour operating segments were aggregated as others because individually they did not exceed the 10% quantitative threshold. During the year ended May 31, 2021, Online education became a reportable segment as it individually exceeded the 10% quantitative threshold. As a result, prior period segment information has been restated to conform to the current year.
The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.
The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, and operating income. Net revenues, operating cost and expenses, operating income, and total assets by segment were as follows:
For the year ended May
 31, 2019

	K-12 AST, test preparation and other courses	Online Education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	2,605,829	132,844	357,818	3,096,491
Operating cost and expenses:
Cost of revenues	(1,128,355)	(59,878)	(188,036)	(1,376,269)
Selling and marketing	(212,170)	(65,289)	(79,939)	(357,398)
General and administrative	(675,315)	(40,773)	(108,420)	(824,508)
Unallocated corporate expenses	—	—	—	(236,409)
Total operating cost and expenses	(2,015,840)	(165,940)	(376,395)	(2,794,584)
Gain on disposal of a subsidiary	—	—	—	3,627
Operating income (loss)	589,989	(33,096)	(18,577)	305,534
Segment assets	2,226,344	539,855	579,029	3,345,228
Unallocated corporate assets	—	—	—	1,301,331

Total assets	2,226,344	539,855	579,029	4,646,559
For the year ended May
 31, 2020

	K-12 AST, test preparation and other courses	Online Education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	3,040,741	152,542	385,399	3,578,682
Operating cost and expenses:
Cost of revenues	(1,304,239)	(84,896)	(199,764)	(1,588,899)
Selling and marketing	(218,739)	(126,471)	(76,265)	(421,472)
General and administrative	(729,125)	(69,060)	(110,287)	(908,474)
Unallocated corporate expenses	—	—	—	(260,834)
Total operating cost and expenses	(2,252,103)	(280,427)	(386,316)	(3,179,679)
Operating income (loss)	788,638	(127,885)	(917)	399,003
Segment assets	3,588,900	687,312	701,418	4,977,630
Unallocated corporate assets	—	—	—	1,579,255

Total assets	3,588,900	687,312	701,418	6,556,885
For the year ended May
 31, 2021

	K-12 AST, test preparation and other courses	Online Education	Others	Consolidated
	US$	US$	US$	US$
Net revenues	3,667,270	210,591	398,678	4,276,539
Operating cost and expenses:
Cost of revenues	(1,680,779)	(145,428)	(210,668)	(2,036,875)
Selling and marketing	(326,708)	(175,092)	(86,605)	(588,405)
General and administrative	(955,211)	(124,897)	(130,104)	(1,210,212)
Unallocated corporate expenses	—	—	—	(323,781)
Total operating cost and expenses	(2,962,698)	(445,417)	(427,377)	(4,159,273)
Operating income (loss)	704,572	(234,826)	(28,699)	117,266
Segment assets	4,380,247	516,488	759,147	5,655,882
Unallocated corporate assets	—	—	—	4,495,171

Total assets	4,380,247	516,488	759,147	10,151,053